Expense Example, No Redemption - Investor A Shares, Institutional Shares, Investor C Shares and Class R Shares - BlackRock LifePath Dynamic 2045 Fund - Investor C Shares	Apr. 30, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 168
Expense Example, No Redemption, 3 Years	552
Expense Example, No Redemption, 5 Years	992
Expense Example, No Redemption, 10 Years	$ 2,020